Redeemable Convertible Preferred Shares - Summary of Preferred Shares Activities (Details) - USD ($)	1 Months Ended	12 Months Ended
	Nov. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Class Of Stock [Line Items]
Accretion on convertible redeemable preferred shares to redemption value - Before Reorganization		$ 1,022,461	$ 3,038,407	$ 3,972,281
Issuance of convertible redeemable preferred shares, net of issuance costs		69,565,189	19,495,152
Round A Preferred Shares
Class Of Stock [Line Items]
Balances			$ 16,096,784	$ 14,537,499
Balances, shares			19,038,000	19,038,000
Accretion on convertible redeemable preferred shares to redemption value				$ 1,559,285
Accretion on convertible redeemable preferred shares to redemption value - Before Reorganization			$ 1,018,493
Reorganization - Extinguishment of 8.36% Round A preferred shares and exchanged into Class A Ordinary Shares			$ (8,754,168)
Reorganization - Extinguishment of 8.36% Round A preferred shares and exchanged into Class A Ordinary Shares, shares			(9,519,000)
Reorganization - Extinguishment of Round A and Round B preferred shares			$ (8,361,109)
Reorganization - Extinguishment of Round A and Round B preferred shares, shares			(9,519,000)
Balances				$ 16,096,784
Balances, shares				19,038,000
Round B Preferred Shares
Class Of Stock [Line Items]
Balances			$ 27,876,810	$ 25,463,814
Balances, shares			13,663,700	13,663,700
Accretion on convertible redeemable preferred shares to redemption value				$ 2,412,996
Accretion on convertible redeemable preferred shares to redemption value - Before Reorganization			$ 1,574,737
Reorganization - Preferred shares exchanged into redeemable non-controlling interests (Note 15)			$ (6,167,333)
Reorganization - Preferred shares exchanged into redeemable non-controlling interests, shares			(2,846,600)
Reorganization - Extinguishment of Round A and Round B preferred shares			$ (23,284,214)
Reorganization - Extinguishment of Round A and Round B preferred shares, shares			(10,817,100)
Balances				$ 27,876,810
Balances, shares				13,663,700
Class A-1 Preferred Shares
Class Of Stock [Line Items]
Balances		$ 19,495,152
Balances, shares		9,519,000
Accretion on convertible redeemable preferred shares to redemption value - Before Reorganization		$ 0
Reorganization - Extinguishment of Round A and Round B preferred shares			$ 19,495,152
Reorganization - Extinguishment of Round A and Round B preferred shares, shares			9,519,000
Conversion of preferred shares to Class A ordinary shares		$ (19,495,152)
Conversion of preferred shares to Class A ordinary shares, shares	9,519,000	(9,519,000)
Balances			$ 19,495,152
Balances, shares			9,519,000
Class A-2 Preferred Shares
Class Of Stock [Line Items]
Balances		$ 26,083,210
Balances, shares		10,817,100
Accretion on convertible redeemable preferred shares to redemption value - Before Reorganization		$ 0
Reorganization - Extinguishment of Round A and Round B preferred shares			$ 26,172,432
Reorganization - Extinguishment of Round A and Round B preferred shares, shares			10,817,100
Reorganization - Subscription receivables		89,222	$ (89,222)
Conversion of preferred shares to Class A ordinary shares		$ (26,172,432)
Conversion of preferred shares to Class A ordinary shares, shares	10,817,100	(10,817,100)
Balances			$ 26,083,210
Balances, shares			10,817,100
Series A Preferred Shares
Class Of Stock [Line Items]
Balances		$ 22,875,144
Balances, shares		7,938,915
Issuance of convertible redeemable preferred shares, net of issuance costs			$ 22,429,967
Shares issued upon conversion of preferred shares			7,938,915
Accretion on convertible redeemable preferred shares to redemption value - After Reorganization		$ 1,022,461	$ 445,177
Conversion of preferred shares to Class A ordinary shares		$ (23,897,605)
Conversion of preferred shares to Class A ordinary shares, shares	7,938,915	(7,938,915)
Balances			$ 22,875,144
Balances, shares			7,938,915